Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of Estimated Useful Lives	Computer system and equipment
	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM

Cost

As at July 1	128,400,231	56,017,056	-
Additions	30,000,000	72,383,744	56,017,056
Written off	-	(569)	-
As at June 30	158,400,231	128,400,231	56,017,056

Accumulated depreciation

As at July 1	(16,793,678)	(933,859)	-
Additions	(28,310,019)	(15,859,909)	(933,859)
Written off	-	90	-
As at June 30	(45,103,697)	(16,793,678)	(933,859)

Net carrying amount	113,296,534	111,606,553	55,083,197

Schedule of Estimated Useful Lives	The estimated useful lives represent common life expectancies applied in the various business segments of the Group. The principal annual rates used are as follows:
Computer system and equipment	10% - 20%